UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08709

Western Asset High Income Fund II Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888)777-0102

Date of fiscal year end: April 30

Date of reporting period: January 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET HIGH INCOME FUND II INC.

FORM N-Q

JANUARY 31, 2016

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited)	January 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CORPORATE BONDS & NOTES - 120.6%
CONSUMER DISCRETIONARY - 22.3%
Auto Components - 0.2%
Europcar Groupe SA, Secured Notes	5.750%	6/15/22	860,000	EUR	$947,923	(a)

Diversified Consumer Services - 1.0%
Co-operative Group Holdings 2011 Ltd., Senior Notes	6.875%	7/8/20	337,000	GBP	515,784	(b)
Co-operative Group Holdings 2011 Ltd., Senior Notes	7.500%	7/8/26	500,000	GBP	776,394
Service Corp. International, Senior Notes	7.500%	4/1/27	2,090,000		2,408,725	(c)
StoneMor Partners LP/Cornerstone Family Services of WV, Senior Bonds	7.875%	6/1/21	1,810,000		1,864,300	(c)

Total Diversified Consumer Services					5,565,203

Hotels, Restaurants & Leisure - 4.7%
Bossier Casino Venture Holdco Inc., Senior Secured Bonds	14.000%	2/9/18	2,510,434		2,243,324	(a)(c)(d)(e)(f)
Carrols Restaurant Group Inc., Secured Notes	8.000%	5/1/22	1,910,000		2,022,212	(c)
CCM Merger Inc., Senior Notes	9.125%	5/1/19	3,360,000		3,477,600	(a)(c)
CEC Entertainment Inc., Senior Notes	8.000%	2/15/22	3,970,000		3,453,900	(c)
Downstream Development Authority of the Quapaw Tribe of Oklahoma, Senior Secured Notes	10.500%	7/1/19	2,580,000		2,496,150	(a)(c)
Fontainebleau Las Vegas Holdings LLC, Senior Secured Notes	10.250%	6/15/15	975,000		1,926	*(a)(c)(g)
Gala Electric Casinos Ltd., Secured Notes	11.500%	6/1/19	1,097,091	GBP	1,639,859	(b)
Greektown Holdings LLC/Greektown Mothership Corp., Senior Secured Notes	8.875%	3/15/19	850,000		841,500	(a)(c)
Landry’s Holdings II Inc., Senior Notes	10.250%	1/1/18	1,530,000		1,518,525	(a)(c)
Landry’s Inc., Senior Notes	9.375%	5/1/20	6,978,000		7,405,402	(a)(c)
Viking Cruises Ltd., Senior Notes	8.500%	10/15/22	1,820,000		1,697,150	(a)(c)

Total Hotels, Restaurants & Leisure					26,797,548

Household Durables - 2.5%
Century Intermediate Holding Co. 2, Senior Notes	9.750%	2/15/19	3,860,000		3,951,675	(a)(c)(d)
Shea Homes LP/Shea Homes Funding Corp., Senior Notes	6.125%	4/1/25	3,120,000		3,134,415	(a)(c)
William Lyon Homes Inc., Senior Notes	8.500%	11/15/20	2,980,000		3,091,750	(c)
William Lyon Homes Inc., Senior Notes	7.000%	8/15/22	610,000		588,650
Woodside Homes Co., LLC/Woodside Homes Finance Inc., Senior Notes	6.750%	12/15/21	3,940,000		3,437,650	(a)(c)

Total Household Durables					14,204,140

Media - 10.8%
AMC Entertainment Inc., Senior Subordinated Notes	5.750%	6/15/25	1,930,000		1,971,013	(c)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.875%	5/1/27	3,100,000		3,061,250	(a)(c)
CCO Safari II LLC, Senior Secured Notes	4.908%	7/23/25	3,510,000		3,518,757	(a)(c)
CCO Safari II LLC, Senior Secured Notes	6.484%	10/23/45	1,480,000		1,493,881	(a)(c)
Clear Channel Worldwide Holdings Inc., Senior Subordinated Notes	7.625%	3/15/20	260,000		206,375	(c)
DISH DBS Corp., Senior Notes	7.875%	9/1/19	1,815,000		1,973,813	(c)
DISH DBS Corp., Senior Notes	6.750%	6/1/21	2,270,000		2,321,075	(c)
DISH DBS Corp., Senior Notes	5.875%	7/15/22	5,230,000		4,935,812	(c)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	1,020,000		911,625	(c)
Gibson Brands Inc., Senior Secured Notes	8.875%	8/1/18	2,710,000		1,558,250	(a)(c)
iHeartCommunications Inc., Senior Notes	14.000%	2/1/21	3,120,000		798,720	(c)(d)
Lamar Media Corp., Senior Notes	5.750%	2/1/26	350,000		361,375	(a)
New Cotai LLC/New Cotai Capital Corp., Senior Secured Notes	10.625%	5/1/19	3,036,201		2,132,931	(a)(c)(d)
Numericable-SFR SAS, Senior Secured Bonds	6.250%	5/15/24	11,070,000		10,848,600	(a)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Media - (continued)
Time Warner Cable Inc., Senior Notes	8.750%	2/14/19	2,500,000		$2,889,398	(c)
Time Warner Cable Inc., Senior Notes	8.250%	4/1/19	1,336,000		1,539,617	(c)
Tribune Media Co., Senior Notes	5.875%	7/15/22	1,430,000		1,430,000	(a)(c)
Univision Communications Inc., Senior Notes	8.500%	5/15/21	4,450,000		4,433,312	(a)(c)
UPC Holding BV, Junior Secured Subordinated Notes	6.375%	9/15/22	5,060,000	EUR	5,812,583	(a)
Virgin Media Finance PLC, Senior Notes	6.375%	4/15/23	5,620,000		5,781,575	(a)(c)
Virgin Media Finance PLC, Senior Notes	6.000%	10/15/24	3,990,000		4,034,887	(a)(c)

Total Media					62,014,849

Multiline Retail - 0.4%
Neiman Marcus Group LLC, Senior Secured Notes	7.125%	6/1/28	660,000		577,500	(c)
Neiman Marcus Group Ltd. LLC, Senior Notes	8.750%	10/15/21	2,940,000		1,881,600	(a)(c)(d)

Total Multiline Retail					2,459,100

Specialty Retail - 2.6%
American Greetings Corp., Senior Notes	7.375%	12/1/21	2,480,000		2,532,700	(c)
Guitar Center Inc., Senior Secured Bonds	6.500%	4/15/19	6,850,000		5,805,375	(a)(c)
Hot Topic Inc., Senior Secured Notes	9.250%	6/15/21	1,570,000		1,413,000	(a)(c)
L Brands Inc., Debentures	6.950%	3/1/33	800,000		804,500	(c)
L Brands Inc., Senior Notes	6.875%	11/1/35	2,380,000		2,469,250	(a)(c)
Sally Holdings LLC/Sally Capital Inc., Senior Notes	5.625%	12/1/25	1,650,000		1,711,875	(c)

Total Specialty Retail					14,736,700

Textiles, Apparel & Luxury Goods - 0.1%
Empire Today LLC/Empire Today Finance Corp., Senior Secured Notes	11.375%	2/1/17	590,000		572,300	(a)(c)

TOTAL CONSUMER DISCRETIONARY					127,297,763

CONSUMER STAPLES - 6.5%
Beverages - 1.3%
Carolina Beverage Group LLC/Carolina Beverage Group Finance Inc., Secured Notes	10.625%	8/1/18	2,610,000		2,570,850	(a)(c)
Cott Beverages Inc., Senior Notes	6.750%	1/1/20	2,140,000		2,209,550	(c)
DS Services of America Inc., Secured Notes	10.000%	9/1/21	2,390,000		2,694,725	(a)(c)

Total Beverages					7,475,125

Food & Staples Retailing - 1.0%
Beverages & More Inc., Senior Secured Notes	10.000%	11/15/18	3,610,000		3,298,637	(a)(c)
Dollar Tree Inc., Senior Notes	5.750%	3/1/23	2,210,000		2,339,838	(a)(c)

Total Food & Staples Retailing					5,638,475

Food Products - 2.2%
Dole Food Co. Inc., Senior Secured Notes	7.250%	5/1/19	2,440,000		2,397,300	(a)(c)
Hearthside Group Holdings LLC/Hearthside Finance Co., Senior Notes	6.500%	5/1/22	2,300,000		2,121,750	(a)(c)
Pilgrim’s Pride Corp., Senior Notes	5.750%	3/15/25	3,090,000		2,981,850	(a)(c)
Simmons Foods Inc., Secured Notes	7.875%	10/1/21	5,010,000		4,446,375	(a)(c)
TreeHouse Foods Inc., Senior Notes	6.000%	2/15/24	670,000		690,938	(a)

Total Food Products					12,638,213

Household Products - 1.4%
Central Garden & Pet Co., Senior Notes	6.125%	11/15/23	1,290,000		1,325,475	(c)
Kronos Acquisition Holdings Inc., Senior Notes	9.000%	8/15/23	690,000		596,850	(a)
Spectrum Brands Inc., Senior Notes	6.125%	12/15/24	1,630,000		1,703,350	(a)(c)
Spectrum Brands Inc., Senior Notes	5.750%	7/15/25	3,350,000		3,450,500	(a)(c)
Sun Products Corp., Senior Notes	7.750%	3/15/21	850,000		782,000	(a)(c)

Total Household Products					7,858,175

Tobacco - 0.6%
Alliance One International Inc., Secured Notes	9.875%	7/15/21	4,500,000		3,583,125	(c)

TOTAL CONSUMER STAPLES					37,193,113

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ENERGY - 13.8%
Energy Equipment & Services - 1.4%
Atwood Oceanics Inc., Senior Notes	6.500%	2/1/20	1,923,000	$692,280	(c)
CGG, Senior Notes	6.500%	6/1/21	2,520,000	971,208
CGG, Senior Notes	6.875%	1/15/22	480,000	182,400
KCA Deutag UK Finance PLC, Senior Secured Notes	7.250%	5/15/21	880,000	532,400	(a)
Parker Drilling Co., Senior Notes	7.500%	8/1/20	3,140,000	2,205,850	(c)
SESI LLC, Senior Notes	7.125%	12/15/21	2,780,000	1,980,750	(c)
Sierra Hamilton LLC/Sierra Hamilton Finance Inc., Senior Secured Notes	12.250%	12/15/18	2,730,000	1,337,700	(a)(c)

Total Energy Equipment & Services				7,902,588

Oil, Gas & Consumable Fuels - 12.4%
Approach Resources Inc., Senior Notes	7.000%	6/15/21	1,600,000	324,160	(c)
Berry Petroleum Co., Senior Notes	6.750%	11/1/20	1,550,000	348,750	(c)
California Resources Corp., Senior Notes	5.500%	9/15/21	7,550,000	1,547,750
Calumet Specialty Products Partners LP/Calumet Finance Corp., Senior Notes	7.625%	1/15/22	2,130,000	1,565,550	(c)
Carrizo Oil & Gas Inc., Senior Notes	7.500%	9/15/20	1,750,000	1,369,375	(c)
Chesapeake Energy Corp., Senior Notes	6.875%	11/15/20	4,340,000	1,171,800	(c)
Chesapeake Energy Corp., Senior Notes	5.375%	6/15/21	940,000	249,100
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., Senior Notes	6.125%	3/1/22	2,919,000	1,773,292	(c)
Endeavor Energy Resources LP/EER Finance Inc., Senior Notes	7.000%	8/15/21	1,090,000	931,950	(a)(c)
Enterprise Products Operating LLC, Junior Subordinated Notes	8.375%	8/1/66	285,000	228,713	(c)(h)
EP Energy LLC/Everest Acquisition Finance Inc., Senior Notes	9.375%	5/1/20	2,730,000	1,173,900	(c)
EV Energy Partners LP/EV Energy Finance Corp., Senior Notes	8.000%	4/15/19	510,000	170,850
Gazprom OAO Via Gaz Capital SA, Loan Participation Notes, Senior Notes	6.510%	3/7/22	3,580,000	3,627,166	(a)
Globe Luxembourg SCA, Senior Secured Notes	9.625%	5/1/18	5,640,000	3,919,800	(a)(c)
Halcon Resources Corp., Senior Notes	9.750%	7/15/20	7,141,000	1,071,150
Halcon Resources Corp., Senior Notes	8.875%	5/15/21	115,000	17,250
Kinder Morgan Inc., Medium-Term Notes	7.750%	1/15/32	1,950,000	1,838,862	(c)
Lonestar Resources America Inc., Senior Notes	8.750%	4/15/19	1,080,000	550,800	(a)(c)
LUKOIL International Finance BV, Bonds	6.356%	6/7/17	1,720,000	1,791,380	(b)
LUKOIL International Finance BV, Senior Notes	4.563%	4/24/23	2,040,000	1,858,695	(a)
Magnum Hunter Resources Corp., Senior Notes	9.750%	5/15/20	8,070,000	2,057,850	*(c)(i)
MEG Energy Corp., Senior Notes	6.500%	3/15/21	5,300,000	3,034,250	(a)
MEG Energy Corp., Senior Notes	6.375%	1/30/23	610,000	315,309	(a)
Milagro Oil & Gas Inc., Secured Notes	10.500%	5/15/16	3,290,000	1,003,450	*(c)(f)(i)
Murray Energy Corp., Senior Secured Notes	11.250%	4/15/21	8,900,000	1,268,250	(a)
Natural Resource Partners LP/Natural Resource Partners Finance Corp., Senior Notes	9.125%	10/1/18	2,950,000	1,666,750	(c)
Oasis Petroleum Inc., Senior Notes	7.250%	2/1/19	2,240,000	1,405,600
Oasis Petroleum Inc., Senior Notes	6.500%	11/1/21	3,238,000	1,958,990	(c)
Oasis Petroleum Inc., Senior Notes	6.875%	1/15/23	1,540,000	885,500
Pacific Exploration and Production Corp., Senior Notes	7.250%	12/12/21	2,350,000	305,500	(a)(c)
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	3,980,000	2,521,131
Petroleos de Venezuela SA, Senior Bonds	6.000%	5/16/24	12,780,000	3,802,050	(b)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Oil, Gas & Consumable Fuels - (continued)
Petroleos de Venezuela SA, Senior Notes	8.500%	11/2/17	749,333		$310,898	(b)
Puma International Financing SA, Senior Bonds	6.750%	2/1/21	4,610,000		4,287,503	(a)(c)
Quicksilver Resources Inc., Senior Notes	11.000%	7/1/21	1,335,000		30,038	*(c)(i)
Rice Energy Inc., Senior Notes	6.250%	5/1/22	600,000		457,500	(c)
Rice Energy Inc., Senior Notes	7.250%	5/1/23	2,352,000		1,816,920
Rosneft Finance SA, Senior Notes	7.500%	7/18/16	270,000		275,656	(a)
Rosneft Finance SA, Senior Notes	6.625%	3/20/17	230,000		236,531	(b)
Rosneft Finance SA, Senior Notes	7.875%	3/13/18	1,390,000		1,476,465	(a)(c)
RSP Permian Inc., Senior Notes	6.625%	10/1/22	5,280,000		4,725,600	(c)
Samson Investment Co., Senior Notes	9.750%	2/15/20	2,730,000		4,095	*(i)
Sanchez Energy Corp., Senior Notes	6.125%	1/15/23	9,910,000		4,013,550
Shelf Drilling Holdings Ltd., Senior Secured Notes	8.625%	11/1/18	1,810,000		1,276,050	(a)(c)
Whiting Petroleum Corp., Senior Notes	6.250%	4/1/23	2,530,000		1,593,900
WPX Energy Inc., Senior Notes	7.500%	8/1/20	150,000		94,965
WPX Energy Inc., Senior Notes	8.250%	8/1/23	1,480,000		950,900	(c)
YPF SA, Senior Notes	8.500%	7/28/25	3,530,000		3,302,756	(a)

Total Oil, Gas & Consumable Fuels					70,608,250

TOTAL ENERGY					78,510,838

FINANCIALS - 17.7%
Banks - 8.9%
Bank of America Corp., Junior Subordinated Notes	6.500%	10/23/24	1,190,000		1,244,657	(c)(h)(j)
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	3,710,000		4,941,534	(a)(c)
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	5,000,000		5,597,140	(c)
Barclays PLC, Junior Subordinated Bonds	8.250%	12/15/18	800,000		839,972	(c)(h)(j)
BNP Paribas SA, Junior Subordinated Notes	7.375%	8/19/25	2,640,000		2,593,800	(a)(c)(h)(j)
Citigroup Inc., Junior Subordinated Bonds	6.300%	5/15/24	950,000		922,688	(c)(h)(j)
Citigroup Inc., Junior Subordinated Bonds	5.950%	5/15/25	1,580,000		1,535,049	(c)(h)(j)
Credit Agricole SA, Junior Subordinated Notes	8.375%	10/13/19	3,180,000		3,552,235	(a)(c)(h)(j)
Credit Agricole SA, Junior Subordinated Notes	7.875%	1/23/24	1,350,000		1,317,732	(a)(c)(h)(j)
Credit Agricole SA, Junior Subordinated Notes	8.125%	12/23/25	960,000		961,490	(a)(h)(j)
HSBC Holdings PLC, Junior Subordinated Bonds	6.375%	9/17/24	1,560,000		1,499,550	(c)(h)(j)
HSBC Holdings PLC, Junior Subordinated Bonds	6.375%	3/30/25	2,000,000		1,932,220	(c)(h)(j)
JPMorgan Chase & Co., Junior Subordinated Bonds	6.000%	8/1/23	1,270,000		1,270,794	(c)(h)(j)
JPMorgan Chase & Co., Junior Subordinated Notes	6.100%	10/1/24	2,410,000		2,425,063	(c)(h)(j)
M&T Bank Corp., Junior Subordinated Bonds	6.875%	6/15/16	4,400,000		4,449,500	(c)(j)
Royal Bank of Scotland Group PLC, Junior Subordinated Bonds	7.648%	9/30/31	3,530,000		4,377,200	(c)(h)(j)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.100%	6/10/23	1,470,000		1,568,034	(c)
Royal Bank of Scotland NV, Subordinated Bonds	7.750%	5/15/23	650,000		740,412	(c)
Royal Bank of Scotland PLC, Subordinated Notes	13.125%	3/19/22	4,860,000	AUD	3,769,653	(b)(h)
Sberbank of Russia Via SB Capital SA, Subordinated Notes	5.500%	2/26/24	4,420,000		3,966,950	(b)(h)
Wells Fargo & Co., Junior Subordinated Bonds	5.875%	6/15/25	1,140,000		1,203,099	(c)(h)(j)

Total Banks					50,708,772

Capital Markets - 1.0%
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	2,320,000		2,686,409	(c)
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	2,480,000		2,426,266	(c)
Pershing Square Holdings Ltd., Senior Notes	5.500%	7/15/22	1,000,000		891,300	(a)

Total Capital Markets					6,003,975

Consumer Finance - 0.7%
Navient Corp., Medium-Term Notes, Senior Notes	8.450%	6/15/18	2,230,000		2,313,625	(c)
Navient Corp., Senior Notes	6.125%	3/25/24	710,000		585,750
TMX Finance LLC/TitleMax Finance Corp., Senior Secured Notes	8.500%	9/15/18	1,339,000		970,775	(a)(c)

Total Consumer Finance					3,870,150

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Diversified Financial Services - 3.1%
Argos Merger Sub Inc., Senior Notes	7.125%	3/15/23	4,760,000		$4,807,600	(a)(c)
International Lease Finance Corp., Senior Notes	5.750%	5/15/16	800,000		809,482	(c)
International Lease Finance Corp., Senior Notes	8.750%	3/15/17	3,385,000		3,566,436	(c)
International Lease Finance Corp., Senior Notes	8.875%	9/1/17	5,180,000		5,555,550	(c)
International Lease Finance Corp., Senior Notes	8.250%	12/15/20	2,160,000		2,467,800	(c)
ZFS Finance USA Trust II, Bonds	6.450%	12/15/65	500,000		503,125	(a)(c)(h)

Total Diversified Financial Services					17,709,993

Insurance - 1.3%
Fidelity & Guaranty Life Holdings Inc., Senior Notes	6.375%	4/1/21	1,450,000		1,493,500	(a)(c)
Galaxy Bidco Ltd., Senior Secured Notes	6.375%	11/15/20	960,000	GBP	1,374,743	(b)
Genworth Holdings Inc., Senior Notes	4.900%	8/15/23	1,780,000		1,059,100	(c)
Liberty Mutual Group Inc., Junior Subordinated Bonds	7.800%	3/15/37	1,750,000		1,999,375	(a)(c)
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	1,100,000		1,325,500	(a)(c)

Total Insurance					7,252,218

Real Estate Investment Trusts (REITs) - 0.3%
Communications Sales & Leasing Inc., Senior Secured Notes	6.000%	4/15/23	1,630,000		1,560,725	(a)(c)

Real Estate Management & Development - 2.4%
Caesars Entertainment Resort Properties LLC, Secured Notes	11.000%	10/1/21	1,430,000		1,251,250	(c)
Caesars Entertainment Resort Properties LLC, Senior Secured Notes	8.000%	10/1/20	5,450,000		5,095,750
Greystar Real Estate Partners LLC, Senior Secured Notes	8.250%	12/1/22	3,110,000		3,211,075	(a)(c)
Howard Hughes Corp., Senior Notes	6.875%	10/1/21	4,140,000		4,160,700	(a)(c)

Total Real Estate Management & Development					13,718,775

TOTAL FINANCIALS					100,824,608

HEALTH CARE - 7.9%
Biotechnology - 0.2%
AMAG Pharmaceuticals Inc., Senior Notes	7.875%	9/1/23	1,490,000		1,359,625	(a)(c)

Health Care Equipment & Supplies - 1.3%
ConvaTec Finance International SA, Senior Notes	8.250%	1/15/19	1,610,000		1,438,938	(a)(c)(d)
DJO Finance LLC/DJO Finance Corp., Secured Notes	10.750%	4/15/20	1,860,000		1,543,800	(a)(c)
DJO Finco Inc./DJO Finance LLC/DJO Finance Corp., Secured Notes	8.125%	6/15/21	2,120,000		1,791,400	(a)(c)
Greatbatch Ltd., Senior Notes	9.125%	11/1/23	1,760,000		1,733,600	(a)(c)
Immucor Inc., Senior Notes	11.125%	8/15/19	1,330,000		1,093,925

Total Health Care Equipment & Supplies					7,601,663

Health Care Providers & Services - 3.3%
BioScrip Inc., Senior Notes	8.875%	2/15/21	1,458,000		1,170,045	(c)
Centene Escrow Corp., Senior Notes	5.625%	2/15/21	1,190,000		1,213,800	(a)
Centene Escrow Corp., Senior Notes	6.125%	2/15/24	810,000		834,300	(a)
HCA Inc., Debentures	7.500%	11/15/95	2,205,000		2,127,825	(c)
IASIS Healthcare LLC/IASIS Capital Corp., Senior Notes	8.375%	5/15/19	3,520,000		3,317,600	(c)
Select Medical Corp., Senior Notes	6.375%	6/1/21	1,090,000		941,487
Tenet Healthcare Corp., Senior Notes	8.125%	4/1/22	2,870,000		2,891,525	(c)
Tenet Healthcare Corp., Senior Secured Notes	6.000%	10/1/20	2,580,000		2,741,250	(c)
Universal Hospital Services Inc., Secured Notes	7.625%	8/15/20	4,100,000		3,628,500	(c)

Total Health Care Providers & Services					18,866,332

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Pharmaceuticals - 3.1%
ConvaTec Healthcare E SA, Senior Notes	10.875%	12/15/18	2,500,000	EUR	$2,789,228	(b)(c)
DPx Holdings BV, Senior Notes	7.500%	2/1/22	1,130,000		1,062,200	(a)(c)
JLL/Delta Dutch Pledgeco BV, Senior Notes	8.750%	5/1/20	4,990,000		4,428,625	(a)(d)
Mallinckrodt International Finance SA, Senior Notes	5.750%	8/1/22	2,220,000		2,131,200	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	6.750%	8/15/18	650,000		650,406	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	5.375%	3/15/20	1,060,000		1,005,013	(a)(c)
Valeant Pharmaceuticals International Inc., Senior Notes	6.375%	10/15/20	1,110,000		1,071,150	(a)(c)
Valeant Pharmaceuticals International Inc., Senior Notes	7.500%	7/15/21	2,420,000		2,412,437	(a)(c)
Valeant Pharmaceuticals International Inc., Senior Notes	7.250%	7/15/22	2,050,000		2,009,000	(a)(c)

Total Pharmaceuticals					17,559,259

TOTAL HEALTH CARE					45,386,879

INDUSTRIALS - 17.8%
Aerospace & Defense - 1.3%
Aerojet Rocketdyne Holdings Inc., Secured Notes	7.125%	3/15/21	1,490,000		1,519,800	(c)
Bombardier Inc., Senior Notes	7.500%	3/15/18	880,000		827,200	(a)(c)
CBC Ammo LLC/CBC FinCo Inc., Senior Notes	7.250%	11/15/21	4,430,000		3,632,600	(a)(c)
LMI Aerospace Inc., Secured Notes	7.375%	7/15/19	1,400,000		1,330,000	(c)

Total Aerospace & Defense					7,309,600

Air Freight & Logistics - 1.2%
Air Medical Merger Sub Corp., Senior Notes	6.375%	5/15/23	1,880,000		1,663,800	(a)(c)
XPO Logistics Inc., Senior Notes	7.875%	9/1/19	3,120,000		3,123,900	(a)(c)
XPO Logistics Inc., Senior Notes	6.500%	6/15/22	2,270,000		2,040,162	(a)(c)

Total Air Freight & Logistics					6,827,862

Airlines - 2.1%
Air Canada, Pass-Through Trust, Secured Notes	6.625%	5/15/18	1,100,000		1,094,500	(a)
American Airlines, Pass-Through Trust, Secured Notes	7.000%	1/31/18	1,033,772		1,076,415	(a)(c)
Continental Airlines Inc., Pass-Through Certificates	5.983%	4/19/22	3,951,912		4,352,043	(c)
Delta Air Lines Inc., Pass-Through Certificates, Secured Notes	8.021%	8/10/22	1,116,577		1,249,170	(c)
Delta Air Lines Inc., Pass-Through Certificates, Subordinated Secured Notes	9.750%	12/17/16	451,620		477,024	(c)
Heathrow Finance PLC, Senior Secured Notes	7.125%	3/1/17	2,450,000	GBP	3,629,373	(b)(c)

Total Airlines					11,878,525

Building Products - 0.4%
Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Notes	6.875%	2/15/21	2,851,000		2,437,605	(a)(c)

Commercial Services & Supplies - 2.9%
Garda World Security Corp., Senior Notes	7.250%	11/15/21	1,530,000		1,201,050	(a)(c)
GFL Escrow Corp., Senior Notes	9.875%	2/1/21	1,910,000		1,931,488	(a)
Monitronics International Inc., Senior Notes	9.125%	4/1/20	6,080,000		4,909,600	(c)
Taylor Morrison Communities Inc./Monarch Communities Inc., Senior Notes	5.250%	4/15/21	1,241,000		1,172,745	(a)(c)
United Rentals North America Inc., Senior Notes	8.250%	2/1/21	739,000		774,103	(c)
United Rentals North America Inc., Senior Notes	7.625%	4/15/22	3,018,000		3,119,857	(c)
West Corp., Senior Notes	5.375%	7/15/22	3,850,000		3,258,062	(a)(c)

Total Commercial Services & Supplies					16,366,905

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Construction & Engineering - 2.4%
Astaldi SpA, Senior Notes	7.125%	12/1/20	1,070,000	EUR	$1,120,648	(a)
Astaldi SpA, Senior Notes	7.125%	12/1/20	240,000	EUR	251,360	(b)
Ausdrill Finance Pty Ltd., Senior Notes	6.875%	11/1/19	2,420,000		1,712,150	(a)(c)
Brundage-Bone Concrete Pumping Inc., Senior Secured Notes	10.375%	9/1/21	2,380,000		2,314,550	(a)(c)
Empresas ICA SAB de CV, Senior Notes	8.900%	2/4/21	880,000		167,200	(b)(c)
Michael Baker Holdings LLC/Michael Baker Finance Corp., Senior Notes	8.875%	4/15/19	3,259,668		2,314,364	(a)(c)(d)
Michael Baker International LLC/CDL Acquisition Co. Inc., Senior Secured Notes	8.250%	10/15/18	3,670,000		3,165,375	(a)(c)
Modular Space Corp., Secured Notes	10.250%	1/31/19	2,970,000		972,340	(a)(c)
Odebrecht Finance Ltd., Senior Notes	5.250%	6/27/29	3,000,000		1,365,000	(a)

Total Construction & Engineering					13,382,987

Electrical Equipment - 0.6%
International Wire Group Holdings Inc., Senior Secured Notes	8.500%	10/15/17	1,970,000		1,977,387	(a)(c)
NES Rentals Holdings Inc., Senior Secured Notes	7.875%	5/1/18	1,800,000		1,395,000	(a)(c)
Trionista TopCo GmbH, Senior Subordinated Notes	6.875%	4/30/21	150,000	EUR	170,656	(a)

Total Electrical Equipment					3,543,043

Machinery - 2.8%
CTP Transportation Products LLC/CTP Finance Inc., Senior Secured Notes	8.250%	12/15/19	1,200,000		1,218,000	(a)(c)
DH Services Luxembourg Sarl, Senior Notes	7.750%	12/15/20	5,370,000		5,329,725	(a)(c)
Global Brass and Copper Inc., Senior Secured Notes	9.500%	6/1/19	2,390,000		2,509,500	(c)
KION Finance SA, Senior Secured Notes	6.750%	2/15/20	3,027,000	EUR	3,411,552	(a)
KraussMaffei Group GmbH, Senior Secured Notes	8.750%	12/15/20	560,000	EUR	649,817	(a)
KraussMaffei Group GmbH, Senior Secured Notes	8.750%	12/15/20	366,400	EUR	425,166	(b)
SIG Combibloc Holdings SCA, Senior Bonds	7.750%	2/15/23	800,000	EUR	895,889	(a)
SPL Logistics Escrow LLC/SPL Logistics Finance Corp., Senior Secured Notes	8.875%	8/1/20	1,760,000		1,610,400	(a)(c)

Total Machinery					16,050,049

Marine - 0.6%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Senior Secured Notes	8.125%	11/15/21	4,110,000		3,282,863	(a)(c)
Ultrapetrol Bahamas Ltd., Senior Secured Notes	8.875%	6/15/21	2,150,000		376,250	*(i)

Total Marine					3,659,113

Road & Rail - 1.8%
Flexi-Van Leasing Inc., Senior Notes	7.875%	8/15/18	2,500,000		2,487,500	(a)(c)
Florida East Coast Holdings Corp., Senior Notes	9.750%	5/1/20	490,000		297,675	(a)(c)
Florida East Coast Holdings Corp., Senior Secured Notes	6.750%	5/1/19	4,070,000		3,734,225	(a)(c)
Jack Cooper Holdings Corp., Senior Secured Notes	10.250%	6/1/20	4,430,000		3,521,850	(a)(c)

Total Road & Rail					10,041,250

Trading Companies & Distributors - 0.5%
H&E Equipment Services Inc., Senior Notes	7.000%	9/1/22	3,150,000		2,898,000	(c)

Transportation - 0.9%
Hapag-Lloyd AG, Senior Notes	9.750%	10/15/17	1,732,000		1,766,640	(a)(c)
Neovia Logistics Intermediate Holdings LLC/Logistics Intermediate Finance Corp., Senior Notes	10.000%	2/15/18	3,890,000		3,617,700	(a)(c)(d)

Total Transportation					5,384,340

Transportation Infrastructure - 0.3%
Aguila 3 SA, Senior Secured Notes	7.875%	1/31/18	1,700,000		1,734,000	(a)(c)

TOTAL INDUSTRIALS					101,513,279

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
INFORMATION TECHNOLOGY - 4.0%
Communications Equipment - 0.4%
CommScope Technologies Finance LLC, Senior Notes	6.000%	6/15/25	2,410,000	$2,349,750	(a)(c)

Electronic Equipment, Instruments & Components - 0.4%
Interface Security Systems Holdings Inc./Interface Security Systems LLC, Senior Secured Notes	9.250%	1/15/18	2,620,000	2,466,075	(c)

Internet Software & Services - 0.6%
Ancestry.com Holdings LLC, Senior Notes	9.625%	10/15/18	1,390,000	1,303,125	(a)(c)(d)
Ancestry.com Inc., Senior Notes	11.000%	12/15/20	2,100,000	2,236,500	(c)

Total Internet Software & Services				3,539,625

IT Services - 2.2%
Compiler Finance Subordinated Inc., Senior Notes	7.000%	5/1/21	3,583,000	1,540,690	(a)(c)(f)
First Data Corp., Secured Notes	5.750%	1/15/24	1,220,000	1,213,900	(a)(c)
First Data Corp., Senior Notes	7.000%	12/1/23	1,860,000	1,878,600	(a)(c)
First Data Corp., Senior Secured Notes	5.000%	1/15/24	7,780,000	7,799,450	(a)

Total IT Services				12,432,640

Semiconductors & Semiconductor Equipment - 0.4%
QUALCOMM Inc., Senior Subordinated Notes	4.800%	5/20/45	2,130,000	1,900,346	(c)

TOTAL INFORMATION TECHNOLOGY				22,688,436

MATERIALS - 11.7%
Chemicals - 1.2%
Eco Services Operations LLC/Eco Finance Corp., Senior Notes	8.500%	11/1/22	926,000	810,250	(a)(c)
Hexion Inc., Senior Secured Notes	8.875%	2/1/18	2,240,000	1,534,400	(c)
HIG BBC Intermediate Holdings LLC/HIG BBC Holdings Corp., Senior Notes	10.500%	9/15/18	1,500,000	982,500	(a)(c)(d)
Rain CII Carbon LLC/CII Carbon Corp., Senior Secured Notes	8.000%	12/1/18	4,000,000	3,340,000	(a)(c)
Rain CII Carbon LLC/CII Carbon Corp., Senior Secured Notes	8.250%	1/15/21	490,000	372,405	(a)(c)

Total Chemicals				7,039,555

Construction Materials - 0.7%
Cemex SAB de CV, Senior Secured Notes	6.125%	5/5/25	1,530,000	1,313,428	(a)
Hardwoods Acquisition Inc., Senior Secured Notes	7.500%	8/1/21	2,540,000	1,917,700	(a)(c)
NWH Escrow Corp., Senior Secured Notes	7.500%	8/1/21	790,000	576,700	(a)

Total Construction Materials				3,807,828

Containers & Packaging - 3.8%
Ardagh Finance Holdings SA, Senior Notes	8.625%	6/15/19	2,748,675	2,542,524	(a)(c)(d)
Ardagh Packaging Finance PLC, Senior Notes	9.125%	10/15/20	3,170,000	3,185,850	(a)(c)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Notes	9.125%	10/15/20	1,220,000	1,230,675	(a)(c)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Notes	7.000%	11/15/20	532,941	507,627	(a)(c)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Notes	6.000%	6/30/21	1,960,000	1,778,700	(a)(c)
BWAY Holding Co., Senior Notes	9.125%	8/15/21	4,070,000	3,378,100	(a)(c)
Coveris Holdings SA, Senior Notes	7.875%	11/1/19	2,690,000	2,138,550	(a)
Pactiv LLC, Senior Bonds	8.375%	4/15/27	5,220,000	4,593,600	(c)
Pactiv LLC, Senior Notes	7.950%	12/15/25	920,000	805,000	(c)
PaperWorks Industries Inc., Senior Secured Notes	9.500%	8/15/19	2,000,000	1,850,000	(a)(c)

Total Containers & Packaging				22,010,626

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Metals & Mining - 5.3%
ArcelorMittal, Senior Notes	8.000%	10/15/39	3,200,000		$2,272,000
Barminco Finance Pty Ltd., Senior Notes	9.000%	6/1/18	3,210,000		2,487,750	(a)(c)
Coeur Mining Inc., Senior Notes	7.875%	2/1/21	1,650,000		952,875	(c)
Evraz Group SA, Notes	9.500%	4/24/18	680,000		704,807	(a)(c)
Evraz Group SA, Senior Notes	9.500%	4/24/18	330,000		342,038	(b)
Evraz Group SA, Senior Notes	6.750%	4/27/18	2,390,000		2,350,804	(a)
FMG Resources (August 2006) Pty Ltd., Senior Secured Notes	9.750%	3/1/22	5,580,000		4,868,550	(a)
GTL Trade Finance Inc., Senior Bonds	5.893%	4/29/24	2,996,000		2,047,766	(a)
Midwest Vanadium Pty Ltd., Senior Secured Notes	11.500%	2/15/18	3,070,000		153,500	*(a)(f)(i)
Mirabela Nickel Ltd., Subordinated Notes	1.000%	9/10/44	32,857		0	(a)(e)(f)(k)
Prince Mineral Holding Corp., Senior Secured Notes	11.500%	12/15/19	240,000		188,400	(a)(c)
Rio Tinto Finance USA Ltd., Senior Notes	9.000%	5/1/19	1,820,000		2,112,463	(c)
Schaeffler Holding Finance BV, Senior Secured Bonds	6.875%	8/15/18	3,230,000		3,326,900	(a)(d)
Schaeffler Holding Finance BV, Senior Secured Notes	6.875%	8/15/18	2,040,000	EUR	2,287,336	(a)(d)
Schaeffler Holding Finance BV, Senior Secured Notes	6.750%	11/15/22	3,000,000		3,150,000	(a)(c)(d)
St. Barbara Ltd., Senior Secured Notes	8.875%	4/15/18	570,000		555,750	(a)(c)
Steel Dynamics Inc., Senior Notes	6.125%	8/15/19	1,300,000		1,306,500	(c)
Vale Overseas Ltd., Senior Notes	4.375%	1/11/22	1,784,000		1,248,800

Total Metals & Mining					30,356,239

Paper & Forest Products - 0.7%
Appvion Inc., Secured Notes	9.000%	6/1/20	3,480,000		1,200,600	(a)(c)
Fibria Overseas Finance Ltd., Senior Notes	5.250%	5/12/24	1,340,000		1,259,600	(c)
Resolute Forest Products Inc., Senior Notes	5.875%	5/15/23	2,030,000		1,309,350	(c)

Total Paper & Forest Products					3,769,550

TOTAL MATERIALS					66,983,798

TELECOMMUNICATION SERVICES - 15.4%
Diversified Telecommunication Services - 6.6%
Axtel SAB de CV, Senior Secured Notes	9.000%	1/31/20	2,164,000		2,316,346	(a)(c)
CCOH Safari LLC, Senior Notes	5.750%	2/15/26	2,050,000		2,043,583	(a)(c)
CenturyLink Inc., Senior Notes	6.750%	12/1/23	2,780,000		2,641,000	(c)
CenturyLink Inc., Senior Notes	7.650%	3/15/42	3,170,000		2,393,350	(c)
Frontier Communications Corp., Senior Notes	10.500%	9/15/22	2,030,000		1,981,788	(a)(c)
Frontier Communications Corp., Senior Notes	11.000%	9/15/25	3,100,000		2,999,250	(a)(c)
Intelsat Jackson Holdings SA, Senior Notes	7.500%	4/1/21	7,920,000		6,811,200	(c)
Intelsat Luxembourg SA, Senior Bonds	7.750%	6/1/21	2,910,000		1,280,400	(c)
Level 3 Financing Inc., Senior Notes	7.000%	6/1/20	750,000		789,375	(c)
Level 3 Financing Inc., Senior Notes	6.125%	1/15/21	1,260,000		1,323,000	(c)
Oi Brasil Holdings Cooperatief U.A., Senior Notes	5.750%	2/10/22	4,340,000		1,931,300	(a)
Verizon Communications Inc., Senior Notes	5.150%	9/15/23	3,550,000		3,933,613	(c)
Windstream Services LLC, Senior Notes	7.750%	10/15/20	3,700,000		3,080,250	(c)
Windstream Services LLC, Senior Notes	7.750%	10/1/21	4,700,000		3,689,500
Windstream Services LLC, Senior Notes	6.375%	8/1/23	630,000		458,325	(c)

Total Diversified Telecommunication Services					37,672,280

Wireless Telecommunication Services - 8.8%
Altice Financing SA, Senior Secured Notes	5.250%	2/15/23	270,000	EUR	285,544	(a)
Altice Financing SA, Senior Secured Notes	6.625%	2/15/23	6,240,000		6,162,000	(a)
Neptune Finco Corp., Senior Notes	10.125%	1/15/23	400,000		424,000	(a)
Neptune Finco Corp., Senior Notes	6.625%	10/15/25	2,510,000		2,610,400	(a)(c)
Neptune Finco Corp., Senior Notes	10.875%	10/15/25	6,720,000		7,123,200	(a)(c)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	3,200,000		2,124,000	(c)
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	8,610,000		6,113,100	(c)
Sprint Communications Inc., Senior Notes	9.000%	11/15/18	7,200,000		7,380,000	(a)(c)
Sprint Communications Inc., Senior Notes	11.500%	11/15/21	2,145,000		1,807,163
Sprint Corp., Senior Notes	7.250%	9/15/21	4,400,000		3,190,000	(c)
Sprint Corp., Senior Notes	7.875%	9/15/23	570,000		408,975	(c)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Wireless Telecommunication Services - (continued)
T-Mobile USA Inc., Senior Notes	6.542%	4/28/20	1,090,000	$1,128,150	(c)
T-Mobile USA Inc., Senior Notes	6.633%	4/28/21	140,000	145,425	(c)
T-Mobile USA Inc., Senior Notes	6.000%	3/1/23	3,650,000	3,688,325	(c)
T-Mobile USA Inc., Senior Notes	6.500%	1/15/26	740,000	743,700	(c)
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, Senior Notes	9.125%	4/30/18	2,220,000	2,409,199	(b)
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, Senior Notes	7.748%	2/2/21	2,300,000	2,379,962	(a)(c)
VimpelCom Holdings BV, Senior Notes	7.504%	3/1/22	1,620,000	1,648,350	(b)
VimpelCom Holdings BV, Senior Notes	7.504%	3/1/22	700,000	712,250	(a)

Total Wireless Telecommunication Services				50,483,743

TOTAL TELECOMMUNICATION SERVICES				88,156,023

UTILITIES - 3.5%
Electric Utilities - 1.8%
NRG REMA LLC, Pass-Through Certificates, Senior Secured Bonds	9.237%	7/2/17	1,465,737	1,462,989	(c)
NRG REMA LLC, Pass-Through Certificates, Senior Secured Bonds	9.681%	7/2/26	4,320,000	4,239,000	(c)
Red Oak Power LLC, Secured Notes	9.200%	11/30/29	4,380,000	4,555,200	(c)

Total Electric Utilities				10,257,189

Independent Power and Renewable Electricity Producers - 1.7%
Calpine Corp., Senior Secured Notes	7.875%	1/15/23	2,415,000	2,590,087	(a)(c)
Mirant Mid Atlantic LLC, Pass-Through Certificates, Secured Bonds	10.060%	12/30/28	7,190,293	6,911,669	(c)
Mirant Mid Atlantic LLC, Pass-Through Certificates, Senior Secured Notes	9.125%	6/30/17	210,604	210,867	(c)

Total Independent Power and Renewable Electricity Producers				9,712,623

TOTAL UTILITIES				19,969,812

TOTAL CORPORATE BONDS & NOTES (Cost - $773,004,970)				688,524,549

CONVERTIBLE BONDS & NOTES - 0.4%
MATERIALS - 0.4%
Chemicals - 0.1%
Hercules Inc., Junior Subordinated Bonds	6.500%	6/30/29	802,000	683,705

Metals & Mining - 0.3%
Mirabela Nickel Ltd., Senior Secured Bonds	9.500%	6/24/19	2,172,320	1,281,669	(a)(d)(f)

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $2,912,097)				1,965,374

SENIOR LOANS - 3.4%
CONSUMER DISCRETIONARY - 1.0%
Hotels, Restaurants & Leisure - 0.4%
Equinox Holdings Inc., Second Lien Term Loan	9.750%	7/31/20	2,510,000	2,522,550	(l)(m)

Specialty Retail - 0.4%
Spencer Gifts LLC, Second Lien Term Loan	9.250%	6/29/22	2,070,000	2,080,350	(l)(m)

Textiles, Apparel & Luxury Goods - 0.2%
TOMS Shoes LLC, Term Loan B	6.500%	10/28/20	1,578,075	1,037,584	(l)(m)

TOTAL CONSUMER DISCRETIONARY				5,640,484

CONSUMER STAPLES - 0.2%
Food Products - 0.2%
AdvancePierre Foods Inc., Second Lien Term Loan	9.500%	10/10/17	1,080,000	1,067,850	(l)(m)

ENERGY - 0.8%
Energy Equipment & Services - 0.3%
Hercules Offshore LLC, Exit Term Loan	10.500%	5/6/20	2,930,000	1,655,450	(l)(m)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - 0.5%
Magnum Hunter Resources Inc., DIP Term Loan	9.000%	9/15/16	1,820,000	$1,820,000	(l)(m)
Westmoreland Coal Co., Term Loan B	7.500%	12/16/20	1,570,423	942,254	(l)(m)

Total Oil, Gas & Consumable Fuels				2,762,254

TOTAL ENERGY				4,417,704

HEALTH CARE - 0.8%
Health Care Equipment & Supplies - 0.3%
Lantheus Medical Imaging Inc., Term Loan	7.000 - 8.500%	6/30/22	1,920,350	1,766,722	(l)(m)

Health Care Providers & Services - 0.5%
Radnet Management Inc., Second Lien Term Loan	8.000%	3/25/21	2,620,000	2,469,350	(l)(m)

TOTAL HEALTH CARE				4,236,072

INDUSTRIALS - 0.3%
Commercial Services & Supplies - 0.3%
Kronos Inc., Second Lien Term Loan	9.750%	4/30/20	1,917,947	1,907,159	(l)(m)

UTILITIES - 0.3%
Electric Utilities - 0.3%
Panda Temple Power LLC, 2015 Term Loan B	7.250%	3/4/22	2,292,675	1,891,457	(l)(m)

TOTAL SENIOR LOANS (Cost - $21,863,280)				19,160,726

SOVEREIGN BONDS - 1.6%
Argentina - 0.1%
Republic of Argentina, Senior Bonds	7.000%	4/17/17	330,000	333,314

Hungary - 0.3%
Republic of Hungary, Senior Notes	5.750%	11/22/23	1,658,000	1,862,209

Turkey - 0.8%
Republic of Turkey, Senior Bonds	11.875%	1/15/30	1,175,000	1,951,149	(c)
Republic of Turkey, Senior Notes	6.875%	3/17/36	2,064,000	2,348,894

Total Turkey				4,300,043

Venezuela - 0.4%
Bolivarian Republic of Venezuela, Senior Bonds	9.250%	9/15/27	3,050,000	1,136,125
Bolivarian Republic of Venezuela, Senior Bonds	9.375%	1/13/34	1,164,000	408,564
Bolivarian Republic of Venezuela, Senior Notes	7.750%	10/13/19	2,246,000	769,255	(b)

Total Venezuela				2,313,944

TOTAL SOVEREIGN BONDS (Cost - $10,959,835)				8,809,510

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 2.6%
U.S. Government Obligations - 2.6%
U.S. Treasury Notes (Cost - $14,995,618)	1.375%	9/30/20	15,000,000	15,049,215

			SHARES
COMMON STOCKS - 3.1%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Bossier Casino Venture Holdco Inc.			166,350	0	*(e)(f)(k)

ENERGY - 0.3%
Energy Equipment & Services - 0.3%
Hercules Offshore Inc.			96,800	89,056	*
KCAD Holdings I Ltd.			533,873,172	1,874,429	*(e)(f)

TOTAL ENERGY				1,963,485

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY			SHARES	VALUE
FINANCIALS - 1.6%
Banks - 1.6%
Citigroup Inc.			143,529	$6,111,465
JPMorgan Chase & Co.			48,547	2,888,546

Total Banks				9,000,011

Diversified Financial Services - 0.0%
PB Investors II LLC			60,468	0	*(e)(f)(k)

TOTAL FINANCIALS				9,000,011

HEALTH CARE - 0.6%
Health Care Providers & Services - 0.6%
Physiotherapy Associates Holdings Inc.			31,500	3,457,440	*(e)(f)

INDUSTRIALS - 0.4%
Marine - 0.1%
DeepOcean Group Holding AS			198,468	861,748	*(e)(f)

Trading Companies & Distributors - 0.3%
H&E Equipment Services Inc.			131,330	1,529,995

TOTAL INDUSTRIALS				2,391,743

MATERIALS - 0.1%
Metals & Mining - 0.1%
Mirabela Nickel Ltd.			6,589,511	387,089	*(e)(f)

TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Axtel SAB de CV, Sponsored ADR			171,910	531,872	*(a)

TOTAL COMMON STOCKS (Cost - $34,060,875)				17,731,640

	RATE
CONVERTIBLE PREFERRED STOCKS - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Rex Energy Corp. (Cost - $2,265,400)	6.000%		31,500	108,990

PREFERRED STOCKS - 2.9%
FINANCIALS - 2.9%
Consumer Finance - 2.2%
GMAC Capital Trust I	8.125%		489,100	12,447,595	(h)

Diversified Financial Services - 0.7%
Citigroup Capital XIII	6.986%		168,125	4,298,956	(c)(h)

TOTAL PREFERRED STOCKS (Cost - $16,143,736)				16,746,551

		EXPIRATION DATE	WARRANTS
WARRANTS - 0.0%
Bolivarian Republic of Venezuela, Oil-linked payment obligations (Cost - $0)		4/15/20	18,500	83,250

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $876,205,811)				$768,179,805

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †	VALUE
SHORT-TERM INVESTMENTS - 4.3%
Repurchase Agreements - 4.1%
Barclays Capital Inc., repurchase agreement dated 1/29/16; Proceeds at maturity - $23,700,612; (Fully collateralized by U.S. government obligations, 1.500% due 5/31/19; Market value - $24,174,000) (Cost - $23,700,000)	0.310%	2/1/16	23,700,000	$23,700,000

			SHARES
Money Market Funds - 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $1,072,154)	0.194%		1,072,154	1,072,154

TOTAL SHORT-TERM INVESTMENTS (Cost - $24,772,154)				24,772,154

TOTAL INVESTMENTS - 138.9% (Cost - $900,977,965#)				792,951,959
Liabilities in Excess of Other Assets - (38.9)%				(222,015,874)

TOTAL NET ASSETS - 100.0%				$570,936,085

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(c)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.

(d)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(e)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

(f)	Illiquid security.

(g)	The maturity principal is currently in default as of January 31, 2016.

(h)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(i)	The coupon payment on these securities is currently in default as of January 31, 2016.

(j)	Security has no maturity date. The date shown represents the next call date.

(k)	Value is less than $1.

(l)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(m)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
AUD	— Australian Dollar
DIP	— Debtor-in-Possession
EUR	— Euro
GBP	— British Pound
OJSC	— Open Joint Stock Company

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset High Income Fund II Inc. (the “Fund”) was incorporated in Maryland and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks to maximize current income by investing at least 80% of its net assets, plus any borrowings for investment purposes, in high-yield debt securities. As a secondary objective, the Fund seeks capital appreciation to the extent consistent with its objective of seeking to maximize current income.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-term investments†:
Corporate bonds & notes:
Consumer discretionary	—	$125,054,439	$2,243,324		$127,297,763
Materials	—	66,983,798	0	*	66,983,798
Other corporate bonds & notes	—	494,242,988	—		494,242,988
Convertible bonds & notes	—	1,965,374	—		1,965,374
Senior loans:
Consumer discretionary	—	3,560,134	2,080,350		5,640,484
Consumer staples	—	—	1,067,850		1,067,850
Energy	—	—	4,417,704		4,417,704
Health care	—	2,469,350	1,766,722		4,236,072
Industrials	—	1,907,159	—		1,907,159
Utilities	—	—	1,891,457		1,891,457
Sovereign bonds	—	8,809,510	—		8,809,510
U.S. government & agency obligations	—	15,049,215	—		15,049,215
Common stocks:
Consumer discretionary	—	—	0	*	0	*
Energy	$89,056	—	1,874,429		1,963,485
Financials	9,000,011	—	0	*	9,000,011
Health care	—	—	3,457,440		3,457,440
Industrials	1,529,995	—	861,748		2,391,743
Materials	—	—	387,089		387,089
Telecommunication services	531,872	—	—		531,872
Convertible preferred stocks	108,990	—	—		108,990
Preferred stocks	16,746,551	—	—		16,746,551
Warrants	—	83,250	—		83,250

Total long-term investments	$28,006,475	$720,125,217	$20,048,113		$768,179,805

Short-term investments†:
Repurchase agreements	—	$23,700,000	—		$23,700,000
Money market funds	1,072,154	—	—		1,072,154

Total short-term investments	$1,072,154	$23,700,000	—		$23,772,154

Total investments	$29,078,629	$743,825,217	$20,048,113		$792,951,959

Other financial instruments:
Futures contracts	$522,075	—	—		$522,075
Forward foreign currency contracts	—	$803,152	—		803,152

Total other financial instruments	$522,075	$803,152	—		$1,325,227

Total	$29,600,704	$744,628,369	$20,048,113		$794,277,186

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Other financial instruments:
Futures contracts	$626,465	—	—		$626,465
Forward foreign currency contracts	—	$75,043	—		75,043

Total	$626,465	$75,043	—		$701,508

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

Notes to Schedule of Investments (unaudited) (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	CORPORATE BONDS & NOTES
INVESTMENTS IN SECURITIES	CONSUMER DISCRETIONARY	INDUSTRIALS	MATERIALS		UTILITIES
Balance as of April 30, 2015	$3,094,961	$7,669,528	$0	*	$5,418,115
Accrued premiums/discounts	44,189	57,160	—		3,258
Realized gain (loss)	0 *	—	—		(0)*
Change in unrealized appreciation (depreciation)[1]	(45,460)	(310,200)	(325)		(468,717)
Purchases	286,290	—	325
Sales	(1,136,656)	(261,836)	—		(502,789)
Transfers into Level 3[2]	—	—	—		—
Transfers out of Level 3[3]	—	(7,154,652)	—		(4,449,867)

Balance as of January 31, 2016	$2,243,324	—	$0	*	—

Net change in unrealized appreciation (depreciation) for investments in securities still held at January 31, 2016[1]	$(45,460)	—	$(325)		—

	SENIOR LOANS
INVESTMENTS IN SECURITIES (cont’d)	CONSUMER DISCRETIONARY	CONSUMER STAPLES	ENERGY	HEALTH CARE	UTILITIES
Balance as of April 30, 2015	$2,560,200	—	$2,014,551	$2,629,825	—
Accrued premiums/discounts	4,929	—	12,035	3,916	—
Realized gain (loss)	—	—	10,641	116	—
Change in unrealized appreciation (depreciation)[1]	(21,879)	—	(1,765,146)	(294,010)	—
Purchases	2,059,650	—	4,610,100	1,905,875	—
Sales	—	—	(464,477)	(9,650)	—
Transfers into Level 3[2]	—	$1,067,850	—	—	$1,891,457
Transfers out of Level 3[3]	(2,522,550)	—	—	(2,469,350)	—

Balance as of January 31, 2016	$2,080,350	$1,067,850	$4,417,704	$1,766,722	$1,891,457

Net change in unrealized appreciation (depreciation) for investments in securities still held at January 31, 2016[1]	$(20,043)	—	$(1,765,146)	$(131,163)	—

	COMMON STOCKS
INVESTMENTS IN SECURITIES (cont’d)	CONSUMER DISCRETIONARY		ENERGY	FINANCIALS		HEALTH CARE	INDUSTRIALS	MATERIALS	TOTAL
Balance as of April 30, 2015	$0	*	$6,533,540	$0	*	$2,614,500	$2,928,197	—	$35,463,417
Accrued premiums/discounts	—		—	—		—	—	—	125,487
Realized gain (loss)	—		—	—		—	—	—	10,757
Change in unrealized appreciation (depreciation)[1]	—		(4,659,111)	—		842,940	(2,066,449)	—	(8,788,357)
Purchases	—		—	—		—	—	—	8,862,240
Sales	—		—	—		—	—	—	(2,375,408)
Transfers into Level 3[2]	—		—	—		—	—	$387,089	3,346,396
Transfers out of Level 3[3]	—		—	—		—	—	—	(16,596,419)

Balance as of January 31, 2016	$0	*	$1,874,429	$0	*	$3,457,440	$861,748	$387,089	$20,048,113

Net change in unrealized appreciation (depreciation) for investments in securities still held at January 31, 2016[1]	—		$(4,659,111)	—		$842,940	$(2,066,449)	—	$(7,844,757)

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period.

*	Amount represents less than $1.

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[2]	Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

[3]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

2. Investments

At January 31, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$21,892,165
Gross unrealized depreciation	(129,918,171)

Net unrealized depreciation	$(108,026,006)

Notes to Schedule of Investments (unaudited) (continued)

At January 31, 2016, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury Ultra Long-Term Bonds	61	3/16	$9,615,362	$10,137,437	$522,075
Contracts to Sell:
U.S. Treasury 5-Year Notes	309	3/16	36,661,144	37,287,609	(626,465)

Net unrealized depreciation on open futures contracts					$(104,390)

At January 31, 2016, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	50,000	USD	53,797	Citibank, N.A.	2/16/16	$386
EUR	45,000	USD	48,881	Citibank, N.A.	2/16/16	(117)
EUR	200,000	USD	220,758	Citibank, N.A.	2/16/16	(4,027)
GBP	25,000	USD	38,082	Citibank, N.A.	2/16/16	(2,459)
GBP	760,000	USD	1,151,381	Citibank, N.A.	2/16/16	(68,440)
USD	4,592,571	EUR	4,214,837	Citibank, N.A.	2/16/16	25,127
USD	1,949,279	GBP	1,287,120	Citibank, N.A.	2/16/16	115,233
EUR	1,550,000	USD	1,673,272	UBS AG	2/16/16	6,399
EUR	1,260,000	USD	1,359,033	UBS AG	2/16/16	6,376
USD	17,296,802	EUR	15,858,834	UBS AG	2/16/16	111,242
USD	7,323,235	GBP	4,761,556	UBS AG	2/16/16	538,389

Total						$728,109

Abbreviations used in this table:

EUR	— Euro
GBP	— British Pound
USD	— United States Dollar

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset High Income Fund II Inc.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 23, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 23, 2016